Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,827,000
Previously Paid Amount	0.00
Total Fee Amount	528.51
Total Offset Amount	0.00
Net Fee	528.51
Narrative - Max Aggregate Offering Price	$ 3,827,000
Final Prospectus	true